Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties
NOTE 5 — RELATED PARTIES
Founder Share
s

On May 6, 2021, the Sponsor received
5,750,000
of the Company’s Class B ordinary shares (the “Founder Shares”) in exchange for the payment of $
25,000
of deferred offering costs. On October 28, 2021, the Sponsor surrendered and forfeited
1,437,500
Founder Shares for
no
consideration, following which the Sponsor held
4,312,500
Founder Shares. On November 22, 2021, the Company issued
690,000
Founder Shares to the Sponsor with such issue being made by way of a bonus share issue for no
consideration, following which the Sponsor holds an aggregate of
5,002,500
Founder Shares. The Sponsor surrendered and forfeited
150,000
Founder Shares at
no
cost, and Mizuho purchased
150,000
Founder Shares, for an aggregate purchase price of $
500,000
, in connection with the closing of the Initial Public Offering (see Note 6). The Company accounted for the excess $
623,500
of fair value $
1,123,500
over the purchase price $
500,000
as an offering cost with an offset to additional
paid-in
capital.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A)
one year
after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $
12.00
per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least
150
days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
On June 30, 2021, the Sponsor granted units to three of the Company’s directors equivalent to
75,000
Founder Shares which will be convertible into Class A ordinary shares following the consummation of the Company’s initial Business Combination which is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured
at

fair value upon the grant date. The fair value of the units were deemed to be de minimis.

The units were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the units is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of March 31, 2023, the Company determined that a Business Combination is not considered probable and therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of units times the grant date fair value per share.
Services Agreement
The Sponsor entered into a services agreement with Indus Global Techventures LLP (“Indus LLP”), which is controlled by the Company’s Chief Executive Officer and Chairman of the Board. The terms of the agreement require the Sponsor to pay a fixed monthly retainer fee in the amount of $
10,000
to formulate an investment and marketing strategy and explore potential targets for a Business Combination on behalf of the Company. In addition, the Sponsor provided for a success fee that would entitle Indus LLP to distributions attributable to
11.24
% of the total fully diluted units of the Sponsor upon a successful Business Combination.
General and Administrative Services
Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay the Sponsor a total of $
10,000
per month for office space, utilities and secretarial and administrative support for up to
18 months (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. On March 11, 2022, the monthly fee was increased to $
20,000
in consideration of the Sponsor’s payment of the fixed retainer fee payable to Indus LLP (see Services Agreement) in addition to the payment for office space, utilities and secretarial and administrative support provided by the Sponsor. This change was applied retroactively for the months of November and December. As such, $
60,000
was incurred and paid to the Sponsor for
 each of

the
three
months ended March
31, 2023 and 2022, related to these services.
Promissory Note — Related Party
On May 6, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
300,000
. The Promissory Note is
non-interest
bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. As of March 31, 2023 and December 31, 2022, there were no amounts outstanding under the Promissory Note.
Convertible Promissory Note — Related Party
In order to finance transaction costs in connection with a Business Combination, on June 20, 2022, the Sponsor agreed to loan the Company up to $
1,500,000
in the form of a
non-interest
bearing convertible promissory notes to be used for a portion of the expenses of the Company (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. Additionally, the Company may convert the unpaid principal balance into whole warrants (“Conversion Warrants”) to purchase Class A ordinary shares at a conversion price equal to $
1.00
per Conversion Warrant. The Conversion Warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. As of March 31, 2023 and December 31, 2022, the Company had $
975,000
and $
300,000
, respectively, borrowings under the convertible promissory note.

NOTE
6
 — RELATED PARTIES
Founder Shares
On May 6, 2021, the Sponsor received
5,750,000
of the Company’s Class B ordinary shares (the “Founder Shares”) in exchange for the payment of $
25,000
of deferred offering costs. On October 28, 2021, the Sponsor surrendered and forfeited
1,437,500
Founder Shares for
no
consideration, following which the Sponsor held
4,312,500
Founder Shares. On November 22, 2021, the Company issued
690,000
Founder Shares to the Sponsor with such issue being made by way of a bonus share issue for no
consideration, following which the Sponsor holds an aggregate of
5,002,500
Founder Shares. The Sponsor surrendered and forfeited
150,000
Founder Shares at
no
cost, and Mizuho purchased
150,000
Founder Shares, for an aggregate purchase price of $
500,000
, in connection with the closing of the Initial Public Offering (see Note 6). The Company accounted for the excess $
623,500
of fair value $
1,123,500
over the purchase price $
500,000
as an offering cost with an offset to additional
paid-in
capital.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
On June 30, 2021, the Sponsor granted units to three of the Company’s directors equivalent to 75,000 Founder Shares which will be convertible into Class A ordinary shares following the consummation of the Company’s initial Business Combination which is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the units were deemed to be de minimis. The units were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the units is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of
December 31
, 2022, the Company determined that a Business Combination is not considered probable and therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of units times the grant date fair value per share.
Services Agreement
The
Sponsor entered into a services agreement with Indus Global Techventures LLP (“Indus LLP”), which is controlled by the Company’s Chief Executive Officer and Chairman of the Board. The terms of the agreement require the Sponsor to pay a fixed monthly retainer fee in the amount of $10,000 to formulate an investment and marketing strategy and explore potential targets for a Business Combination on behalf of the Company. In addition, the Sponsor provided for a success fee that would entitle Indus LLP to distributions attributable to 11.24% of the total fully diluted units of the Sponsor upon a successful Business
Combination.
General and Administrative Services
Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay the Sponsor a total of $
10,000
per month for office space, utilities and secretarial and administrative support for up to
18 months (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. On March 11, 2022, the monthly fee was increased to $
20,000
in consideration of the Sponsor’s payment of the fixed retainer fee payable to Indus LLP (see “Services Agreement” above) in addition to the payment for office space, utilities and secretarial and administrative support provided by the Sponsor. This change was applied retroactively for the months of November and December 2021. As such,
$
240,000
and $
40,000
was incurred and paid to the Sponsor for the year ended December 31, 2022 and the period ended December 31, 2021, respectively, related to these services.
Promissory Note — Related Party
On May 6, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
300,000
. The Promissory Note is
non-interest
bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering.
During 2021, the Company borrowed $300,000
from the Sponsor and repaid it in conjunction with the consummation of the Initial Public Offering. The Promissory Note was repaid at the Initial Public Offering. As of December 31, 2022 and 2021, there were no amounts outstanding under the Promissory
Note.
Convertible Promissory Note — Related Party
In order to finance transaction costs in connection with a Business Combination, on June 20, 2022, the Sponsor agreed to loan the Company up to $
1,500,000
in the form of
non-interest
bearing convertible promissory notes to be used for a portion of the expenses of the Company (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. Additionally, the Company may convert the unpaid principal balance into warrants (“Conversion Warrants”) to purchase Class A ordinary shares at a conversion price equal to
$
1.00
per Conversion Warrant. The Conversion Warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. The conversion feature is accounted for in equity as the Conversion Warrants are identical to the Private Placement Warrants, which are accounted for in equity. As of December 31, 2022 and 2021, the Company had

$
300,000
and $
0
,
respectively, of borrowings under the convertible promissory note.
Due from/to Sponsor
During 2021, the Sponsor advanced $
332,026
to the Company, and the Com
p
any repaid it in conjunction with the consummation of the Initial Public Offering.
In
connection with the settlement of funds
fro
m the Initial Public Offering in 2021, there was an excess amount of funds retained by the Sponsor of $4,734. This balance was settled in 2022.